SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHAREHOLDERS EQUITY
NOTE 31 - SHAREHOLDERS EQUITY
31.1 Capital stock paid up
As of December 31, 2025, AXIA Energia’s share capital amounted to R$10,002,701 (R$69,992 as of December 31, 2024), composed of subscribed capital of R$100,135,201 (R$70,099,826 as of December 2024), net of R$108,186 in share issuance costs. The Company’s shares have no par value. As provided in Article 5 of the Company’s Bylaws, the Board of Directors is authorized to increase the share capital up to the limit of R$130,000,000.
Share capital is presented below by major shareholders and by share classes:

	12/31/2025
	COMMON		PREFERRED								TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Class A	%	Class B	%	Class C	%	Golden Share	%	QUANTITY	%
Government Group¹	917,501,485	45.23	—	—	38,631,477	13.80	250,446,588	41.27	1	100.00	1,206,579,551	41.39
Non‑resident Shareholders	632,785,934	31.19	1,600	1.09	104,881,503	37.47	119,950,689	19.77	—	—	857,619,726	29.42
ADR	53,413,903	2.63	—	—	5,067,077	1.81	15,371,017	2.53	—	—	73,851,997	2.53
Treasury Shares	52,799,078	2.60	4,361	2.97	7,362,600	2.63	15,813,910	2.61	—	—	75,979,949	2.61
FMP – FGTS Eletrobras²	48,465,930	2.39	—	—	0	—	10,476,141	1.73	—	—	58,942,071	2.02
Other Individuals and Legal Entities	323,577,956	15.95	140,959	95.94	123,998,736	44.29	194,737,772	32.09	—	—	642,455,423	22.04
Total	2,028,544,286	100.00	146,920	100.00	279,941,393	100.00	606,796,117	100.00	1	100.00	2,915,428,717	100.00
¹ The Government Group comprises the following shareholders: Federal Government, BNDES/BNDESPAR, FND, FGHAB, Banco do Nordeste, BB Asset, Caixa Asset, Petros and Previ.
² The FMP amount does not include the privatization funds managed by BB Asset and Caixa Asset, which are already included within the Government Group total.

	12/31/2024
	COMMON		PREFERRED						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Class A	%	Class B	%	Golden Share	%	QUANTITY	%
Government Group¹	938,909,404	46.32	—	—	39,144,977	13.98	1	100.00	978,054,382	42.39
Non‑resident Shareholders	574,687,848	28.35	1,600	1.09	106,094,337	37.90	—	—	680,783,785	29.51
ADR	50,908,103	2.51	—	—	4,812,944	1.72	—	—	55,721,047	2.42
Treasury Shares	52,224,491	2.58	4,361	2.97	7,237,000	2.59	—	—	59,465,852	2.58
FMP – FGTS Eletrobras²	49,752,278	2.45	—	—	—	—	—	—	49,752,278	2.16
Other Individuals and Legal Entities	360,529,374	17.79	140,959	95.94	122,652,135	43.81	—	—	483,322,468	20.95
Total	2,027,011,498	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,307,099,812	100.00
¹ The Government Group comprises the following shareholders: Federal Government, BNDES/BNDESPAR, FND, FGHAB, Banco do Nordeste, BB Asset, Caixa Asset, Petros and Previ.
² The FMP amount does not include the privatization funds managed by BB Asset and Caixa Asset, which are already included within the Government Group total.

31.1.1 Capital Increase Through Share Bonus Issuance
In December 2025, the Extraordinary General Meeting (EGM) approved the creation and issuance of 606,796,117 PNC shares, registered, book‑entry, with no par value, convertible into common shares and redeemable, through the capitalization of part of the Company’s profit reserve balance, in the amount of R$30,000,000, pursuant to Article 169 of Law No. 6,404/76, as a bonus issuance.
Considering the specific characteristics of the bonus issuance, the Company also evaluated alternatives to enable the payment, to holders of PNA and PNB shares, of an additional cash amount, to be paid in Brazilian currency, equivalent to 10% above the amount attributed to each share in the context of the bonus issuance.
To that end, the Company structured a corporate transaction involving the mandatory conversion of the existing PNA and PNB shares, whereby each such share was replaced by one new PNA1 and PNB1 share, respectively, and by one new Class “R” preferred share, which was immediately redeemed upon conversion, with payment of the applicable redemption amount (“PNR”). The redemption was carried out on a mandatory and automatic basis, immediately after completion of the mandatory conversion of all existing preferred shares issued by the Company. Payment of the redemption amount was made, in January 2026, in Brazilian currency and in a single installment. (See Note 40.1)
31.1.2 New Tax Legislation on Dividends
In November 2025, Law No. 15,270/2025 was enacted, establishing the taxation of profits and dividends in certain circumstances, effective as of January 1, 2026. Under the new legislation, profits and dividends distributed by legal entities become subject to withholding income tax (IRRF) at a rate of 10% when paid, by the same paying source, to an individual resident in Brazil in an amount exceeding R$50,000 within the same month, as well as when paid to non‑resident beneficiaries.
The legislation provides for transition rules that preserve the income tax exemption on profits earned through December 31, 2025, provided that their distribution is formally approved by such date and all applicable legal requirements are met.
31.2 Treasury shares

	12/31/2025		12/31/2024
CLASS	QUANTITY	AMOUNT	QUANTITY	AMOUNT
ON	52,799,078	1,977,823	52,224,491	1,953,281
PNA	4,361	212	4,361	212
PNB	7,362,600	274,931	7,237,000	269,518
PNC	15,813,910	781,840	—	—
	75,979,949	3,034,806	59,465,852	2,223,011

	12/31/2025		12/31/2024
	QUANTITY	AMOUNT	QUANTITY	AMOUNT
Opening balance as of January 1	59,465,852	2,223,011	56,652,067	2,114,256
Share repurchases	936,078	36,728	3,033,300	115,099
Restricted shares	(235,891)	(6,773)	(219,515)	(6,344)
Bonus share issuance	15,813,910	781,840	—	—
Closing balance as of December 31	75,979,949	3,034,806	59,465,852	2,223,011
In December 2025, the Company concluded the 2024 share repurchase program, which resulted in the acquisition of 3,428,201 common shares and 524,800 Class "B" preferred shares (PNB). On the same date, a new share repurchase program was approved, authorizing the acquisition of up to 10% of the outstanding shares of each class, with a term effective through June 2027.
31.3 Capital Reserve
This reserve is composed of accumulated capital surpluses that have been permanently reinvested by the Company, as well as equity instruments granted under long‑term incentive programs (see Note 26).
31.4 Profit reserves
31.4.1 - Legal reserve
Established through the appropriation of 5% of net income for the year, in accordance with Law No. 6,404/1976.
31.4.2 – Profit Retention Reserve
In accordance with Law No. 6,404/1976, the General Shareholders’ Meeting may, upon proposal by the Company’s management bodies, resolve to retain a portion of the net income for the year, as provided for in a previously approved capital budget.
31.4.3 – Statutory Reserves
In addition to the legal reserve, the General Shareholders’ Meeting shall allocate, based on net income for the year:
Up to 75% of net income for the year to the investment reserve, intended to ensure the maintenance and development of the Company’s business activities.
31.5 Allocation of Profit
AXIA Energia’s Bylaws establish a mandatory minimum dividend of 25% of net income, adjusted in accordance with corporate law, while respecting the minimum remuneration for Class "A" and Class "B" preferred shares of 8% and 6%, respectively, of the par value of the share capital attributable to such share classes. The Bylaws also allow for the payment of interest on equity.
The allocation of net income for the year and the proposed dividends, to be submitted for approval at the Annual General Meeting (AGM), are presented below:

Allocation of the Year	12/31/2025	12/31/2024
Balance for the destination of the year	6,558,475	10,378,122
Legal reserve	(327,924)	(518,906)
Mandatory Dividends	(1,557,637)	(2,464,804)
Additional proposed dividends	(4,682,217)	(1,535,196)
Accumulated losses	9,303	(9,675)
Subtotal to distributed	—	5,849,541
Constitution of Statutory Reserves and Profit Retention	—	(5,849,541)
Balance to be distributed for the year	—	—
Accounting Policy
Share issuance costs are presented as a deduction from equity, as capital transactions.